Prepaid Expenses, Other Prepaid for Events and Long-Term Prepaids (Tables)	12 Months Ended
Sep. 30, 2025
Prepaid Expenses, Other Prepaid for Events and Long-Term Prepaids [Abstract]
Schedule of Long-Term Prepaids

Prepaid expenses consist of the following:

	September 30, 2025	September 30, 2024
	US$	US$
Prepaid fees to Renda	81,359	73,429
Prepaid fees to Beijing University Graduate School of Education	-	670,820
Prepaid insurance	13,437	66,930
Other prepaid expenses	42,091	146,859
Prepaid tuition fees to Shanghai Jiao Tong University	-	144,131
Prepaid fees to Guangzhou Zhonghong Hean	67,215	100,822
Prepaid to Jishi Holdings	386,341	-
Total	590,443	1,202,991

Schedule of Other and Long-Term Prepaids

Other prepaid for event consist of the following:

	September 30, 2025	September 30, 2024
	US$	US$
Prepaid for soccer games	7,500,023	-

Long-term Prepaids consist of the following:

	September 30, 2025	September 30, 2024
	US$	US$
Prepaid for soccer games	-	7,500,023